Discontinued Operations	3 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
Discontinued operations include certain former Australian Thermal Mining and Midwestern U.S. Mining segment assets that have ceased production and other previously divested legacy operations.
Summarized Results of Discontinued Operations
Results from discontinued operations were as follows during the three months ended March 31, 2015 and 2014:

	Three Months Ended
	March 31,
	2015	2014
	(Dollars in millions)
Loss from discontinued operations before income taxes	$(8.9)	$(0.1)
Income tax benefit	—	(0.3)
(Loss) income from discontinued operations, net of income taxes	$(8.9)	$0.2

There were no significant revenues from discontinued operations during the three months ended March 31, 2015 and 2014.
Assets and Liabilities of Discontinued Operations
The carrying amounts of assets and liabilities classified as discontinued operations included in the Company's condensed consolidated balance sheets were as follows:

	March 31, 2015	December 31, 2014
	(Dollars in millions)
Assets:
Other current assets	$0.2	$0.3
Investments and other assets	16.1	16.3
Total assets classified as discontinued operations	$16.3	$16.6

Liabilities:
Accounts payable and accrued expenses	$12.1	$12.5
Other noncurrent liabilities	117.1	109.8
Total liabilities classified as discontinued operations	$129.2	$122.3

Settlement Agreement with Patriot and the UMWA. Pursuant to the definitive settlement agreement reached in 2013 with Patriot Coal Corporation and certain of its wholly-owned subsidiaries (Patriot) and the United Mine Workers of America (UMWA) on behalf of itself, its represented Patriot employees and its represented Patriot retirees, the Company remitted a payment of $70 million to Patriot in January 2014. Refer to Note 17. "Commitments and Contingencies" for additional details surrounding that settlement agreement.
Wilkie Creek Mine. In December 2013, the Company ceased production and started reclamation of the Wilkie Creek Mine in Queensland, Australia. On June 30, 2014, Queensland Bulk Handling Pty Ltd (QBH) commenced litigation against Peabody (Wilkie Creek) Pty Limited, the indirect wholly-owned subsidiary of the Company that owns the Wilkie Creek Mine, alleging breach of a Coal Port Services Agreement (CPSA) between the parties. Included in "(Loss) income from discontinued operations, net of income taxes" for the three months ended March 31, 2015 is a $7.6 million charge related to that litigation. Refer to Note 17. "Commitments and Contingencies" for additional information surrounding the QBH matter.